Summary of Significant Accounting Policies - Contingently Issuable Common Stock (Details)	12 Months Ended
	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2020 $ / shares
Business Acquisition, Contingent Consideration [Line Items]
Number of shares issued for each share	0.378
Par value common stock | $ / shares	$ 0.0001	$ 0.0001
Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date
Business Acquisition, Contingent Consideration [Line Items]
Number of trading days | D	20
Number of consecutive trading days | D	30
Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date | Minimum
Business Acquisition, Contingent Consideration [Line Items]
Share price | $ / shares	$ 12.50
Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date | Maximum
Business Acquisition, Contingent Consideration [Line Items]
Vesting period	5 years
Vesting Provision III
Business Acquisition, Contingent Consideration [Line Items]
Vesting period	5 years
Number of trading days | D	20
Number of consecutive trading days | D	30
Vesting Provision III | Minimum
Business Acquisition, Contingent Consideration [Line Items]
Share price | $ / shares	$ 15.00
Common Class B | Vest on January 1, 2023, provided that the Company has achieved its annual bookings goal for fiscal year 2022
Business Acquisition, Contingent Consideration [Line Items]
Shares vested	1,897,500
Common Class B | Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date
Business Acquisition, Contingent Consideration [Line Items]
Shares vested	948,750
Common Class B | Vesting Provision III
Business Acquisition, Contingent Consideration [Line Items]
Shares vested	948,750
Give Evolv LLC
Business Acquisition, Contingent Consideration [Line Items]
Remaining number of founder shares	517,500
NHIC Sub Inc
Business Acquisition, Contingent Consideration [Line Items]
Shares outstanding	4,312,500
Par value common stock | $ / shares	$ 0.0001